Acquisition Date Fair Value of Consideration Transferred Net of Contingently Returnable Consideration Assets and Noncontrolling Interest in OWX Group (Parenthetical) (Detail) (Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited)
1 Months Ended
Oct. 11, 2010
Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited
Business Acquisition [Line Items]
Business acquisition, ordinary shares issued	28,694,372
Noncontrolling interest, percentage	30.00%